SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Total	$ 134,451	$ 151,303
HONG KONG
Current tax	148,185	160,852
Deferred tax	(13,734)	(9,549)
Total	$ 134,451	$ 151,303